Earnings Per Share - Summary of Earnings (Loss) Per Share (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Earnings per share [abstract]
Profit (loss) for the year attributable to owners of the parent (millions of yen)	¥ (423,941)	¥ 835,837	¥ 1,107,174
Weighted average number of common shares outstanding, basic	3,997,276,887	4,671,383,489	4,901,560,332
Basic earnings (loss) per share attributable to owners of the parent	¥ (106.06)	¥ 178.93	¥ 225.88